Finance Lease Receivables	12 Months Ended
Mar. 31, 2020
Disclosure of Finance Lease Receivables [Abstract]
Finance Lease Receivables

5. Finance Lease Receivables

Greenpower's wholly owned subsidiary San Joaquin Valley Equipment Leasing Inc. ("SJVEL") leases vehicles to several customers, and as at March 31, 2020 the Company had a total of 25 (2019 - 1) vehicles on lease that were determined to be finance leases, and the Company had a total of 2 (2019 - 2) vehicles on lease that were determined to be operating leases. During the year ended March 31, 2020, the Company entered into 8 finance leases for vehicles where SJVEL subsequently entered into a mutual release agreement with the lessee after which the vehicles were sold to a third party. For operating leases, lease payments are recognized in revenue when earned.

For the year ended March 31, 2020, selling profit on finance leases was $865,009 (2019 - $102,155, 2018 - nil). The following table shows changes in Finance Lease Receivables during the years ended March 31, 2020 and 2019:

	For the years ended
	March 31, 2020	March 31, 2019
Finance lease receivable, beginning of period	$324,903	$—
Net investment recognized	1,030,408	329,090
Lease payments received	(87,703)	(4,274)
Interest income recognized	62,683	87

Finance lease receivable, end of period	$1,330,291	$324,903

Current portion of Finance Lease Receivable	$82,501	$21,101

Long Term Portion of Finance Lease Receivable	$1,247,790	$303,802

Payments to be received on Finance Lease Receivables (undiscounted):

Year 1	$208,104
Year 2	236,715
Year 3	378,298
Year 4, including unguaranteed residual	685,449
Year 5, including unguaranteed residual	51,281
Remainder, including unguaranteed residual	175,997
less: amount representing interest income	(405,550)
Finance Lease Receivable	$1,330,291